STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 615,052,191	$ 534,497,275
Receivables:
Employer contributions	2,696,272	2,481,592
Notes receivable from participants	8,583,777	7,122,012
NET ASSETS AVAILABLE FOR BENEFITS	$ 626,332,240	$ 544,100,879